UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2017

Date of reporting period:  August 31, 2016

Item 1. Schedule of Investments.

Schedule of Investments August 31, 2016 (unaudited)

Reinhart Mid Cap Private Market Value Fund

Description	Shares	Value
COMMON STOCKS - 92.2%
Consumer Discretionary - 16.2%
BorgWarner, Inc.	108,100	$3,717,559
Brinker International	80,070	4,300,560
Dick's Sporting Goods	31,380	1,838,868
Discovery Communications, Class A *	149,550	3,815,020
Gentex	209,000	3,718,110
Interpublic Group of Companies	104,980	2,429,237
Michaels *	130,930	3,137,083
		22,956,437
Consumer Staples - 4.6%
Archer-Daniels-Midland	65,000	2,844,400
Whole Foods Market	121,340	3,686,309
		6,530,709
Energy - 9.1%
Apache	59,180	2,941,246
EQT	43,200	3,088,800
FMC Technologies *	150,120	4,233,384
Pioneer Natural Resources	14,600	2,614,130
		12,877,560
Financials # - 29.7%
American Financial Group	29,060	2,183,859
BOK Financial	35,220	2,432,645
Citizens Financial Group	198,150	4,908,175
Fifth Third Bancorp	170,490	3,437,078
FNF Group	111,030	4,184,721
Franklin Resources	118,000	4,307,000
Invesco	139,560	4,352,876
Investors Bancorp	242,754	2,973,737
Jones Lang LaSalle	27,345	3,192,529
Ryman Hospitality Properties - REIT	72,950	3,936,382
Weyerhaeuser - REIT	73,980	2,356,263
White Mountains Insurance Group	4,532	3,734,459
		41,999,724
Health Care - 6.8%
HealthSouth	93,310	3,798,650
Quintiles Transnational Holdings, Inc. *	27,190	2,101,787
Universal Health Services, Class B	30,500	3,676,165
		9,576,602
Industrials - 7.1%
Clean Harbors *	41,390	1,978,442
Robert Half International	103,030	3,949,140
Spirit AeroSystems Holdings, Class A *	91,460	4,190,697
		10,118,279

Information Technology - 6.8%
DST Systems	24,698	3,001,054
F5 Networks *	15,050	1,847,087
Lam Research	24,790	2,313,403
Synopsys *	41,680	2,471,207
		9,632,751
Materials - 4.7%
AptarGroup	21,250	1,657,075
Ashland	20,640	2,416,531
FMC	55,370	2,599,068
		6,672,674
Utilities - 7.2%
Entergy	30,090	2,353,038
FirstEnergy	99,500	3,256,635
Pinnacle West Capital	23,980	1,799,459
Public Service Enterprise Group	65,480	2,799,925
		10,209,057
TOTAL COMMON STOCKS
(Cost $118,551,578)		130,573,793

SHORT-TERM INVESTMENT - 8.4%
Invesco Treasury Portfolio, Institutional Class, 0.23%^
(Cost $11,881,565)	11,881,565	11,881,565

Total Investments - 100.6%
(Cost $130,433,143)		142,455,358
Other Assets and Liabilities, Net - (0.6)%		(820,607)
Total Net Assets - 100.0%		$141,634,751

*	Non-income producing security
#
As of August 31, 2016, the Fund had a significant portion of its assets invested in this sector. The financial services sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

^	The rate shown is the annualized seven day effective yield as of August 31, 2016.
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of August 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$130,573,793	$-	$-	$130,573,793
Short-Term Investment	11,881,565	-	-	11,881,565
Total Investments in Securities	$142,455,358	$-	$-	$142,455,358

Transfers between levels are recognized at the end of the reporting period.  During the period ended August 31, 2016, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at August 31, 2016 was as follows*:

Reinhart Mid Cap Private Market Value Fund
Cost of investments	$130,433,143
Gross unrealized appreciation	14,953,859
Gross unrealized depreciation	(2,931,644)
Net unrealized appreciation	$12,022,215

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
James R. Arnold, President

Date  October 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
James R. Arnold, President

Date  October 27, 2016

By (Signature and Title)* /s/ Brian R. Wiedmeyer
 Brian R. Wiedmeyer, Treasurer

Date  October 27, 2016